INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Summary of Information in Associates of Company and Company's Ownership (Detail) - BRL (R$) R$ in Thousands		12 Months Ended					13 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2024
Disclosure of investments accounted for using equity method [line items]
Beginning balance		R$ 2,913,943
Interest in earnings of associates		(350,399)		R$ (418,897)	[1]	R$ (130,225)
Ending balance		17,611,369		2,913,943
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Cosan ownership interest							4.90%
Associates [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		2,913,943		780,067
Interest in earnings of associates		350,399		418,897
Discontinued operation		45,419		49,846
Dividends		(273,346)		(146,554)
Capital reduction		(99,040)
Reclassification to held for sale		(892,854)
Reclassification of financial assets		16,274,081
Change of equity interest in subsidiary				135,159
Other comprehensive income				5,536
Disposal of investment				155,397
Contributed capital				138,531
Business Combination				1,379,994
Other		(707,233)	[2]	(2,930)
Ending balance		17,611,369		2,913,943		780,067
Dividend receivable		35,836	[3]	102,084	[4]
Associates [member] | Tellus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance				142,798
Interest in earnings of associates				128,860
Discontinued operation
Dividends				(30,756)
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital				58,806
Business Combination				(299,708)
Other
Ending balance						142,798
Dividend receivable	[4]
Associates [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance				183,357
Interest in earnings of associates				150,687
Discontinued operation
Dividends				(35,559)
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital				79,725
Business Combination				(378,210)
Other
Ending balance						183,357
Dividend receivable	[4]
Associates [member] | Rhall Terminais Ltda. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		28,580
Shares held by Cosan		8,574
Cosan ownership interest		30.00%
Beginning balance		R$ 5,654		4,907
Interest in earnings of associates		1,716		1,647
Discontinued operation
Dividends		(1,200)		(900)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination
Other
Ending balance		6,170		5,654		4,907
Dividend receivable			[3]	71	[4]
Associates [member] | Termag - Terminal Marítimo de Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		500,000
Shares held by Cosan		99,246
Cosan ownership interest		19.85%
Beginning balance		R$ 8,464		4,725
Interest in earnings of associates		(2,446)		4,445
Discontinued operation
Dividends
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination
Other				(706)
Ending balance		6,018		8,464		4,725
Dividend receivable			[3]	151	[4]
Associates [member] | TGG - Terminal de Granéis do Guarujá S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		79,747,000
Shares held by Cosan		7,914,609
Cosan ownership interest		9.92%
Beginning balance		R$ 17,468		17,563
Interest in earnings of associates		8,826		5,689
Discontinued operation
Dividends		(10,334)		(5,784)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination
Other
Ending balance		15,960		17,468		17,563
Dividend receivable			[3]	118	[4]
Associates [member] | Terminal XXXIX S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		200,000
Shares held by Cosan		99,246
Cosan ownership interest		49.62%
Beginning balance		R$ 53,136		30,649
Interest in earnings of associates		28,247		22,487
Discontinued operation
Dividends		(14,968)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination
Other
Ending balance		66,415		53,136		30,649
Dividend receivable			[3]		[4]
Associates [member] | Gás de Alagoas S.A. - ALGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		810,896,963
Shares held by Cosan		238,728,878
Cosan ownership interest		29.44%
Beginning balance		R$ 68,448
Interest in earnings of associates
Discontinued operation		10,324		5,954
Dividends		(8,492)		(2,985)
Capital reduction
Reclassification to held for sale		(69,656)
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				66,001
Other		(624)	[2]	(522)
Ending balance				68,448
Dividend receivable			[3]	2,711	[4]
Associates [member] | Elevacoes Portuarias S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		672,397,254
Shares held by Cosan		134,479,451
Cosan ownership interest		20.00%
Beginning balance		R$ 296,746
Interest in earnings of associates		38,992		6,190
Discontinued operation
Dividends		(18,960)
Capital reduction		(99,040)
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary				135,159
Other comprehensive income
Disposal of investment				155,397
Contributed capital
Business Combination
Other
Ending balance		217,738		296,746
Dividend receivable			[3]	717	[4]
Associates [member] | TUP Porto São Luis S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance				394,380
Interest in earnings of associates				49
Discontinued operation
Dividends
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				(393,579)
Other				(850)
Ending balance						394,380
Dividend receivable	[4]
Associates [member] | Companhia de Gás do Ceará - Cegás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		39,400,000
Shares held by Cosan		11,599,428
Cosan ownership interest		29.44%
Beginning balance		R$ 184,537
Interest in earnings of associates
Discontinued operation		11,573		6,717
Dividends		(13,676)		(4,189)
Capital reduction
Reclassification to held for sale		(183,880)
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				182,009
Other		1,446
Ending balance				184,537
Dividend receivable			[3]		[4]
Associates [member] | CEG Rio S.A. [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		1,995,022,625
Shares held by Cosan		746,251,086
Cosan ownership interest		37.41%
Beginning balance		R$ 274,480
Interest in earnings of associates		84,822		29,686
Discontinued operation
Dividends		(70,916)		(16,542)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				261,336
Other
Ending balance		288,386		274,480
Dividend receivable		R$ 20,708	[3]	14,968	[4]
Associates [member] | Companhia Paranaense de Gás - Compagás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		33,600,000
Shares held by Cosan		8,232,000
Cosan ownership interest		24.50%
Beginning balance		R$ 424,837
Interest in earnings of associates		36,300		19,931
Discontinued operation
Dividends		(57,956)		(6,831)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				411,737
Other		351
Ending balance		403,532		424,837
Dividend receivable		R$ 5,636	[3]	44,121	[4]
Associates [member] | Companhia Potiguar de Gás - Potigas [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		4,245,000
Shares held by Cosan		3,523,350
Cosan ownership interest		83.00%
Beginning balance		R$ 168,887
Interest in earnings of associates
Discontinued operation		14,371		9,066
Dividends		(13,118)		(8,390)
Capital reduction
Reclassification to held for sale		(170,140)
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				168,211
Other
Ending balance				168,887
Dividend receivable			[3]	7,674	[4]
Associates [member] | Companhia de Gás de Mato Grosso do Sul - Msgás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		61,610,000
Shares held by Cosan		30,188,900
Cosan ownership interest		49.00%
Beginning balance		R$ 291,543
Interest in earnings of associates		20,828		13,530
Discontinued operation
Dividends		(14,497)		(6,160)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				284,173
Other
Ending balance		297,874		291,543
Dividend receivable		R$ 2,496	[3]	3,837	[4]
Associates [member] | Companhia de Gás de Santa Catarina - Scgás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		10,749,497
Shares held by Cosan		4,407,293
Cosan ownership interest		41.00%
Beginning balance		R$ 627,829
Interest in earnings of associates		37,028		34,885
Discontinued operation
Dividends		(24,525)		(15,524)
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				608,468
Other
Ending balance		640,332		627,829
Dividend receivable		R$ 6,957	[3]	16,214	[4]
Associates [member] | Sergipe Gás S.A. - SERGÁS [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		1,593,656
Shares held by Cosan		661,363
Cosan ownership interest		41.50%
Beginning balance		R$ 69,430
Interest in earnings of associates
Discontinued operation		3,230		9,015
Dividends		(5,466)		(3,441)
Capital reduction
Reclassification to held for sale		(67,194)
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				63,856
Other
Ending balance				69,430
Dividend receivable			[3]	3,202	[4]
Associates [member] | Companhia Pernambucana de Gás - Copergás [member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		163,485,912
Shares held by Cosan		67,846,653
Cosan ownership interest		41.50%
Beginning balance		R$ 415,301
Interest in earnings of associates
Discontinued operation		5,921		19,094
Dividends		(19,238)		(9,493)
Capital reduction
Reclassification to held for sale		(401,984)
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income
Disposal of investment
Contributed capital
Business Combination				405,700
Other
Ending balance				415,301
Dividend receivable			[3]	8,300	[4]
Associates [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Shares issued by the investee		4,539,007,580
Shares held by Cosan		190,965,062
Cosan ownership interest		4.90%
Beginning balance
Interest in earnings of associates		96,075
Discontinued operation
Dividends
Capital reduction
Reclassification to held for sale
Reclassification of financial assets		16,274,081
Other	[2]	(707,671)
Ending balance		15,662,485
Dividend receivable	[3]
Associates [member] | Other investments [member]
Disclosure of investments accounted for using equity method [line items]
Beginning balance		7,183		1,688
Interest in earnings of associates		11		811
Discontinued operation
Dividends
Capital reduction
Reclassification to held for sale
Reclassification of financial assets
Change of equity interest in subsidiary
Other comprehensive income				5,536
Disposal of investment
Contributed capital
Business Combination
Other		(735)	[2]	(852)
Ending balance		6,459		7,183		R$ 1,688
Dividend receivable		R$ 39	[3]		[4]

[1]	Amounts after the reclassification of the discontinued operation.
[2]	The balance of others is mainly composed of the cost of the shares sold by Vale S.A. in the amount of R$701,575.
[3]	Dividends receivable by the controlling companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.
[4]	Dividends receivable by the parent companies of the subsidiaries disclosed in the table, which are consolidated in Cosan S.A.